OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Accounts Receivable and Prepaid Expenses
	December 31,
	2021	2020

Prepaid expenses	$1,119	$953
Government authorities	516	216
Advance payments to vendors	93	302
Deposits	81	7
Fair value of the outstanding forward contracts	137	159
	$1,946	$1,637